Leases - Summary of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 14,165	€ 14,541
Arising on business combinations	4,195	521
Effects of movements in exchange rates	(568)	(362)
Additions	4,412	5,625
Modification	11,737
Disposals	(305)	(115)
Transfer to assets held for sale	(1,885)
Amortization	(6,885)	(6,045)
Ending balance	24,866	14,165
Leasehold Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,165	14,528
Arising on business combinations	4,195	521
Effects of movements in exchange rates	(568)	(367)
Additions	4,412	5,625
Modification	11,737
Disposals	(305)	(115)
Transfer to assets held for sale	(1,885)
Amortization	(6,885)	(6,027)
Ending balance	24,866	14,165
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	13
Arising on business combinations	0	0
Effects of movements in exchange rates	0	5
Additions	0	0
Modification	0
Disposals	0	0
Transfer to assets held for sale	0
Amortization	0	(18)
Ending balance	€ 0	€ 0